TRADING ASSETS AND LIABILITIES - Trading assets in debt securities pledged as collateral (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 620,920	$ 1,139,782
Pledged in money market operations | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	615,487	1,105,591
Pledged in money market operations | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	12,454	11,533
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	53,900	51,055
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	533,358	1,027,436
Pledged in money market operations | Securities issued by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	15,775	15,567
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,433	34,191
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 5,433	$ 34,191